Short-term bank loans - Additional information (Details) ¥ in Millions	Jan. 15, 2019 CNY (¥)	Jul. 11, 2018 CNY (¥)	Mar. 31, 2019 USD ($)	Jan. 15, 2019 USD ($)	Sep. 30, 2018 USD ($)	Jul. 11, 2018 USD ($)
Short-term Debt [Line Items]
Short-term bank loans			$ 1,490,070		$ 1,455,580
Bank Of China (Lishui Branch)
Short-term Debt [Line Items]
Short-term bank loans			$ 1,490,070		$ 1,455,580
Loan agreement | Bank Of China (Lishui Branch) | Forest Food
Short-term Debt [Line Items]
Short-term bank loans	¥ 10	¥ 10		$ 1,490,070		$ 1,455,580
Maturity date	Jan. 14, 2020	Jan. 10, 2019
Effective interest rate	4.86%	6.09%		4.86%		6.09%